OTHER FINANCIAL LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 04, 2018	Dec. 31, 2017
Current
(a) Interest bearing loans	$ 1,397,156		$ 1,288,749
(b) Hedge derivatives		$ 25,921	12,200
Non-current
(a) Interest bearing loans	5,864,570		6,602,891
(b) Hedge derivatives		$ 340	2,617
Total non-current	5,864,910		6,605,508
Other Financial Liabilities [Member]
Current
(a) Interest bearing loans	1,397,156		1,288,749
(b) Hedge derivatives	25,921		12,200
(c) Derivative non classified as hedge acounting	7,712
Total current	1,430,789		1,300,949
Non-current
(a) Interest bearing loans	5,864,570		6,602,891
(b) Hedge derivatives	340		2,617
Total non-current	$ 5,864,910		$ 6,605,508